Income Taxes - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Unused net operating losses	$ 74,000,000	$ 70,000,000
Capitalized research and development costs	$ 41,200,000	$ 35,300,000